Annual Total Returns [BarChart] - Natixis Sustainable Future 2015 Fund - Class N	Jun. 01, 2021
Bar Chart Table:
Annual Return 2018	(2.73%)
Annual Return 2019	16.52%
Annual Return 2020	13.41%